Ordinary shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares
27. Ordinary shares
Upon inception, 1 ordinary share was issued at a par value of US$0.00002 per share.
In March 2014, the Company issued 351,678,637
ordinary shares to Huang River Investment Limited, a wholly owned subsidiary of Tencent Holdings Limited (“Tencent”), in connection with Tencent transaction (Note 32). Additionally, upon the initial public offering in May 2014, the Company issued
166,120,400 Class A ordinary shares. Concurrently, the Company issued 139,493,960 Class A ordinary shares in a private placement to Huang River Investment Limited.
In June 2016, the Company issued 144,952,250 Class A ordinary shares to Newheight Holdings Ltd., a wholly owned subsidiary of
Wal-Mart
Stores, Inc. (“Walmart”), in connection with Walmart transaction. In the transaction, Walmart transferred Yihaodian marketplace platform assets to the Group, including the Yihaodian brand, mobile apps and websites, and entered into business cooperation arrangements with the Group in return.
In June 2018, the Company issued 27,106,948 Class A ordinary shares to Google LLC, and received a consideration of RMB3,531,870,000 after deducting financing charges.
In May 2019, May 2020 and June 2021, the Company issued 8,127,302, 2,938,584 and 1,914,998 Class A ordinary shares, respectively, to Huang River Investment Limited (Note 3
2
).
In June 2020, the Company completed its global offering and the Company’s shares have been listed on the Main Board of the HKEX. Accordingly, the Company issued 152,912,100 Class A ordinary shares, including the exercise of the over-allotment option.
The ordinary shares reserved for future exercise of the RSUs and share options were 139,186,246 and 124,045,978 as of December 31, 2020 and 2021, respectively.